Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Expense
Table 23.1 presents the components of income tax expense.

Table 23.1: Income Tax Expense

	Year ended December 31,
(in millions)	2018	2017	2016
Current:
Federal	$2,382	3,507	6,712
State and local	1,140	561	1,395
Foreign	170	183	175
Total current	3,692	4,251	8,282
Deferred:
Federal	1,706	156	1,498
State and local	236	564	296
Foreign	28	(54)	(1)
Total deferred	1,970	666	1,793
Total	$5,662	4,917	10,075

Net Deferred Tax Liability
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 23.2.

Table 23.2: Net Deferred Tax Liability

	Dec 31,	Dec 31,
(in millions)	2018	2017
Deferred tax assets
Allowance for loan losses	$2,644	2,816
Deferred compensation and employee benefits	2,893	2,377
Accrued expenses	815	722
PCI loans	467	1,057
Net unrealized losses on debt securities	1,022	—
Net operating loss and tax credit carry forwards	366	341
Other	1,272	986
Total deferred tax assets	9,479	8,299
Deferred tax assets valuation allowance	(315)	(397)
Deferred tax liabilities
Mortgage servicing rights	(3,475)	(3,421)
Leasing	(4,271)	(4,084)
Basis difference in investments	(1,203)	(577)
Mark to market, net	(7,252)	(5,816)
Intangible assets	(427)	(539)
Net unrealized gains on debt securities	—	(55)
Insurance reserves	(696)	(750)
Other	(831)	(821)
Total deferred tax liabilities	(18,155)	(16,063)
Net deferred tax liability (1)	$(8,991)	(8,161)

(1)	The net deferred tax liability is included in accrued expenses and other liabilities.

Effective Income Tax Expense and Rate
Table 23.3 reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

Table 23.3: Effective Income Tax Expense and Rate

	December 31,
	2018		2017		2016
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$5,892	21.0%	$9,485	35.0%	$11,204	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	1,076	3.9	926	3.4	1,004	3.1
Tax-exempt interest	(494)	(1.8)	(812)	(3.0)	(725)	(2.2)
Tax credits	(1,537)	(5.5)	(1,419)	(5.2)	(1,251)	(3.9)
Non-deductible accruals	236	0.8	1,320	4.9	81	0.3
Tax reform	164	0.6	(3,713)	(13.7)	—	—
Other	325	1.2	(870)	(3.3)	(238)	(0.8)
Effective income tax expense and rate	$5,662	20.2%	$4,917	18.1%	$10,075	31.5%

Change in Unrecognized Tax Benefits
Table 23.4 presents the change in unrecognized tax benefits.

Table 23.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2018	2017
Balance at beginning of year	$5,167	5,029
Additions:
For tax positions related to the current year	393	367
For tax positions related to prior years	503	158
Reductions:
For tax positions related to prior years	(262)	(319)
Lapse of statute of limitations	(7)	(48)
Settlements with tax authorities	(44)	(20)
Balance at end of year	$5,750	5,167